Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

As of December 31,
2024
US$
Assets
Current assets
Cash and cash equivalents	201,393
Accounts receivable, net	18,239
Prepayments and other current assets	4,986

Total current assets	224,618

Non-current assets
Deferred tax assets	4,294
Property and equipment, net	10,356
Intangible assets, net	7,456
Other non-current assets	3,814

Total non-current assets	25,920

Total assets	250,538

Liabilities
Current liabilities
Accounts payable	1,117
Deferred revenue	49,495
Advances from customers	12,663
Income taxes payable	9,787
Accrued liabilities and other current liabilities	139,282

Total current liabilities	212,344

Total liabilities	212,344